                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06711

Morgan Stanley Special Growth Fund
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                  (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SPECIAL GROWTH FUND
PORTFOLIO OF INVESTMENTS     NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                            VALUE
--------------------                                                                         --------------------

                     COMMON STOCKS (98.9%)
                     Advertising/Marketing Services (0.9%)
  24,350             Abitron, Inc.*                                                                     $911,177
  57,550             ValueClick, Inc.*                                                                   742,395
                                                                                             --------------------
                                                                                                       1,653,572
                                                                                             --------------------
                     Aerospace & Defense (0.9%)
  30,200             FLIR Systems, Inc.*                                                               1,701,770
                                                                                             --------------------

                     Apparel/Footwear (1.0%)
  57,250             Carter's, Inc.*                                                                   2,009,475
                                                                                             --------------------

                     Biotechnology (3.2%)
  20,231             Charles River Laboratories International, Inc.*                                     945,799
  30,900             Dendreon Corp.*                                                                     303,129
  37,700             Encysive Pharmaceuticals, Inc.*                                                     409,045
  29,500             Enzon Pharmaceuticals, Inc.*                                                        399,430
  34,200             Gen-Probe, Inc.*                                                                  1,364,580
  36,500             Incyte Corp.*                                                                       374,855
  17,300             MGI Pharma, Inc.*                                                                   466,927
  16,800             NPS Pharmaceuticals, Inc.*                                                          300,888
  21,200             Techne Corp.*                                                                       787,580
  40,750             Telik, Inc.*                                                                        778,733
                                                                                             --------------------
                                                                                                       6,130,966
                                                                                             --------------------
                     Broadcasting (0.4%)
  60,875             Radio One, Inc. (Class D)*                                                          849,206
                                                                                             --------------------

                     Casino/Gaming (6.5%)
  69,400             Kerzner International Ltd. (Bahamas)*                                             3,953,718
  78,200             Lakes Entertainment, Inc.*                                                        1,090,890
  55,900             Multimedia Games, Inc.*                                                             731,172
  80,700             Penn National Gaming, Inc.*                                                       4,258,539
  55,650             Shuffle Master, Inc.*                                                             2,561,570
                                                                                             --------------------
                                                                                                      12,595,889
                                                                                             --------------------
                     Catalog/Specialty Distribution (0.3%)
  38,400             J. Jill Group, Inc.*                                                                663,168
                                                                                             --------------------

                     Computer Communications (0.5%)
  26,300             Avocent Corp.*                                                                      997,559
                                                                                             --------------------

                     Computer Peripherals (1.1%)
  36,800             Avid Technology, Inc.*                                                            2,100,176
                                                                                             --------------------

                     Construction Materials (1.6%)
  13,100             Eagle Materials, Inc.                                                               990,360
  38,000             Florida Rock Industries, Inc.                                                     2,139,400
                                                                                             --------------------
                                                                                                       3,129,760
                                                                                             --------------------
                     Contract Drilling (1.0%)
  48,600             Petroleum Development Co.*                                                        1,998,432
                                                                                             --------------------

                     Discount Stores (0.4%)
  39,700             Fred's, Inc.                                                                        688,001
                                                                                             --------------------

                     Electronic Equipment/Instruments (0.5%)
  18,000             Dionex Corp.*                                                                     1,033,020
                                                                                             --------------------

                     Electronic Production Equipment (0.8%)
  22,200             Cymer, Inc.*                                                                        675,324
  25,800             Tessera Technologies, Inc.*                                                         917,190
                                                                                             --------------------
                                                                                                       1,592,514
                                                                                             --------------------
                     Engineering & Construction (1.1%)
  29,700             Chicago Bridge & Iron Company N.V. (Netherlands)                                  1,149,390
  25,700             Washington Group International, Inc.*                                             1,002,300
                                                                                             --------------------
                                                                                                       2,151,690
                                                                                             --------------------
                     Financial Publishing/Services (1.2%)
  45,600             Advent Software, Inc.*                                                              912,456
  69,400             Interactive Data Corp.*                                                           1,424,088
                                                                                             --------------------
                                                                                                       2,336,544
                                                                                             --------------------
                     Home Building (0.5%)
  33,800             Brookfield Homes Corp.                                                            1,047,800
                                                                                             --------------------

                     Home Furnishings (0.5%)
  48,000             Select Comfort Corp.*                                                               935,520
                                                                                             --------------------

                     Hotels/Resorts/Cruiselines (1.5%)
  80,300             Gaylord Entertainment Co.*                                                        2,829,772
                                                                                             --------------------

                     Industrial Machinery (1.2%)
  34,300             Actuant Corp. (Class A)*                                                          1,612,786
  13,600             Middleby Corp                                                                       780,912
                                                                                             --------------------
                                                                                                       2,393,698
                                                                                             --------------------
                     Information Technology Services (3.0%)
  22,600             MICROS Systems, Inc.*                                                             1,658,162
  109,100            RSA Security, Inc.*                                                               2,307,465
  35,600             SS&C Technologies, Inc.                                                             797,084
  26,700             Verint Systems, Inc.*                                                             1,098,438
                                                                                             --------------------
                                                                                                       5,861,149
                                                                                             --------------------
                     Internet Retail (1.6%)
  26,000             Blue Nile, Inc.*                                                                    670,280
  23,800             Overstock.com, Inc.*                                                              1,695,988
  22,000             Provide Commerce, Inc.*                                                             754,600
                                                                                             --------------------
                                                                                                       3,120,868
                                                                                             --------------------
                     Internet Software/Services (4.1%)
  130,100            Akamai Technologies, Inc.*                                                        1,684,795
  134,600            CNET Networks, Inc.*                                                              1,254,472
  29,100             JAMDAT Mobile, Inc.*                                                                665,808
  15,600             Netease.com, Inc. (ADR) (Cayman Islands)*                                           825,552
  27,500             SINA Corp. (Cayman Island)*                                                       1,015,300
  50,500             Websense, Inc.*                                                                   2,427,030
                                                                                             --------------------
                                                                                                       7,872,957
                                                                                             --------------------
                     Investment Banks/Brokers (1.2%)
  85,700             Greenhill & Co., Inc.                                                             2,331,040
                                                                                             --------------------

                     Investment Managers (1.6%)
  16,525             Affiliated Managers Group, Inc.*                                                  1,047,355
  89,700             Calamos Asset Management, Inc. (Class A)*                                         2,127,684
                                                                                             --------------------
                                                                                                       3,175,039
                                                                                             --------------------
                     Marine Shipping (0.4%)
  33,100             Arlington Tankers Ltd*                                                              760,307
                                                                                             --------------------

                     Medical Distributors (0.3%)
  91,055             Neoforma, Inc.*                                                                     676,539
                                                                                             --------------------

                     Medical Specialties (7.9%)
  37,000             Advanced Medical Optics, Inc.*                                                    1,538,460
  36,100             American Medical System Holdings, Inc.*                                           1,377,576
  44,600             Animas Corp.*                                                                       722,520
  98,500             Dade Behring Holdings, Inc.*                                                      5,288,465
  22,970             Flamel Technologies (ADR)* (France)                                                 482,140
  21,600             IDEXX Laboratories, Inc.*                                                         1,114,560
  63,600             INAMED Corp.*                                                                     3,412,140
  39,600             Sybron Dental Specialties, Inc.*                                                  1,355,904
                                                                                             --------------------
                                                                                                      15,291,765
                                                                                             --------------------
                     Medical/Nursing Services (2.2%)
  234,000            VCA Antech, Inc.*                                                                 4,343,040
                                                                                             --------------------

                     Miscellaneous Commercial Services (4.9%)
  22,000             Bright Horizons Family Solutions, Inc.*                                           1,380,500
  45,600             Corporate Executive Board Co. (The)                                               3,058,848
  26,200             Laureate Education, Inc.*                                                         1,032,018
  34,700             ProQuest Co.*                                                                       938,635
  152,900            SkillSoft PLC (ADR) (Ireland)*                                                    1,103,938
  59,500             Universal Technical Institute, Inc.*                                              1,981,350
                                                                                             --------------------
                                                                                                       9,495,289
                                                                                             --------------------
                     Miscellaneous Manufacturing (0.5%)
  14,200             CUNO, Inc.*                                                                         930,526
                                                                                             --------------------

                     Movies/Entertainment (0.5%)
  97,400             Lions Gate Entertainment Corp.*                                                   1,047,050
                                                                                             --------------------

                     Office Equipment/Supplies (0.5%)
  45,400             TransAct Technologies, Inc.*                                                      1,014,690
                                                                                             --------------------

                     Oil & Gas Production (5.9%)
  71,060             Delta Petroleum Corp.*                                                            1,117,774
  87,200             Denbury Resources, Inc.*                                                          2,524,440
  120,800            Gasco Energy, Inc*                                                                  465,080
  23,500             Patina Oil & Gas Corp.                                                              780,200
  113,500            Quicksilver Resources, Inc.*                                                      3,904,400
  49,600             Southwestern Energy Co.*                                                          2,723,040
                                                                                             --------------------
                                                                                                      11,514,934
                                                                                             --------------------
                     Oilfield Services/Equipment (0.9%)
  12,700             Carbo Ceramics, Inc.                                                                986,790
  33,900             Veritas DGC, Inc.*                                                                  793,260
                                                                                             --------------------
                                                                                                       1,780,050
                                                                                             --------------------
                     Other Consumer Services (2.2%)
  54,500             PlanetOut, Inc.*                                                                    664,355
  32,550             Strayer Education, Inc.                                                           3,498,474
                                                                                             --------------------
                                                                                                       4,162,829
                                                                                             --------------------
                     Packaged Software (1.7%)
  31,000             FileNET Corp.*                                                                      831,110
  22,500             Hyperion Solutions Corp.*                                                         1,008,225
  84,600             Salesforce.com, Inc.*                                                             1,477,116
                                                                                             --------------------
                                                                                                       3,316,451
                                                                                             --------------------
                     Pharmaceuticals: Other (0.6%)
  63,000             Noven Pharmaceuticals, Inc.*                                                      1,151,640
                                                                                             --------------------

                     Precious Metals (2.5%)
  80,253             Agnico-Eagle Mines Ltd. (Canada)                                                  1,261,577
  376,600            Coeur D'Alene Mines Corp.*                                                        1,728,594
  95,428             Glamis Gold Ltd. (Canada)*                                                        1,941,960
                                                                                             --------------------
                                                                                                       4,932,131
                                                                                             --------------------
                     Pulp & Paper (0.5%)
  25,400             Neenah Paper, Inc.*                                                                 897,128
                                                                                             --------------------

                     Recreational Products (4.1%)
  42,200             Activision, Inc.*                                                                   663,384
  50,300             Shanda Interactive Entertainment Ltd. (Cayman Islands)*                           2,019,545
  26,400             Winnebago Industries, Inc.                                                        1,001,352
  140,400            WMS Industries, Inc.*                                                             4,175,496
                                                                                             --------------------
                                                                                                       7,859,777
                                                                                             --------------------
                     Regional Banks (1.2%)
  22,550             Texas Regional Bancshares, Inc. (Class A)                                           801,878
  33,500             UCBH Holdings, Inc.                                                               1,518,890
                                                                                             --------------------
                                                                                                       2,320,768
                                                                                             --------------------
                     Restaurants (6.0%)
  110,870            AFC Enterprises, Inc.*                                                            2,669,750
  57,820             BJ'S Restaurants, Inc.*                                                             864,987
  38,200             CEC Entertainment, Inc.*                                                          1,554,358
  38,075             P.F. Chang's China Bistro, Inc.*                                                  2,141,338
  82,175             Sonic Corp.*                                                                      2,397,045
  38,375             Texas Roadhouse, Inc. (Class A)*                                                    974,725
  53,750             The Steak n Shake Co.*                                                            1,000,825
                                                                                             --------------------
                                                                                                      11,603,028
                                                                                             --------------------
                     Semiconductors (0.5%)
  48,800             Microsemi Corp.*                                                                    868,640
                                                                                             --------------------

                     Services to the Health Industry (2.9%)
  56,300             Advisory Board Co. (The)*                                                         2,005,969
  71,300             Eclipsys Corp.*                                                                   1,386,785
  53,700             Stericycle, Inc.*                                                                 2,244,123
                                                                                             --------------------
                                                                                                       5,636,877
                                                                                             --------------------
                     Specialty Insurance (0.8%)
   4,525             Markel Corp.*                                                                     1,457,050
                                                                                             --------------------

                     Specialty Stores (5.6%)
  50,200             Build-A-Bear Workshop, Inc.*                                                      1,474,876
  60,700             Guitar Center, Inc.*                                                              2,936,666
  50,600             PETCO Animal Supplies, Inc.*                                                      1,829,696
  60,000             Tractor Supply Co.*                                                               1,903,200
  79,700             Tuesday Morning Corp.*                                                            2,669,153
                                                                                             --------------------
                                                                                                      10,813,591
                                                                                             --------------------
                     Specialty Telecommunications (3.8%)
  42,000             IDT Corp. (Class B)*                                                                645,540
  66,500             PTEK Holdings, Inc.*                                                                700,245
  103,900            SpectraSite, Inc.*                                                                6,022,044
                                                                                             --------------------
                                                                                                       7,367,829
                                                                                             --------------------
                     Telecommunication Equipment (1.0%)
  68,700             Andrew Corp.*                                                                       975,540
  22,100             Plantronics, Inc.                                                                   910,299
                                                                                             --------------------
                                                                                                       1,885,839
                                                                                             --------------------
                     Trucking (1.3%)
  36,200             Landstar System, Inc.*                                                            2,552,462
                                                                                             --------------------

                     Wholesale Distributors (2.6%)
  46,500             Beacon Roofing Supply, Inc.*                                                        850,020
  134,150            SCP Pool Corp.                                                                    4,229,750
                                                                                             --------------------
                                                                                                       5,079,770
                                                                                             --------------------
                     Wireless Telecommunications (1.0%)
  25,840             NII Holdings, Inc.*                                                               1,117,838
  21,700             USA Mobility, Inc*                                                                  789,012
                                                                                             --------------------
                                                                                                       1,906,850
                                                                                             --------------------
                     TOTAL COMMON STOCKS
                       (Cost $ 161,392,764)                                                          191,866,435
                                                                                             --------------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
--------------------
                     SHORT-TERM INVESTMENTS (1.8%)
                     REPURCHASE AGREEMENTS
  $2,603             Joint repurchase agreement account 2.06%
                     due 12/01/04 (dated 11/30/04;
                     proceeds $2,603,149) (a) (Cost $2,603,000)                                        2,603,000
                                                                                             --------------------

    891              The Bank of New York 1.875%
                     due 12/01/04 (dated 11/30/04;
                     proceeds $890,701) (b) (Cost $890,655)                                              890,655
                                                                                             --------------------

                     TOTAL REPURCHASE AGREEMENTS
                       (Cost $3,493,655)                                                               3,493,655
                                                                                             --------------------

                     TOTAL INVESTMENTS
                       (Cost $164,886,419) (c)                                     100.7%            195,360,090
                     LIABILITIES IN EXCESS OF OTHER ASSETS                          (0.7)             (1,480,526)
                                                                                 ----------- --------------------
                     NET ASSETS                                                    100.0%           $193,879,564
                                                                                 =========== ====================

--------------------------------------------------------------------------------
 *  Non-income producing security.
(a) Collateralized by federal agency and U.S. Treasury obligations.
(b) Collateralized by $908,468 Federal National Mortgage
    Association 1.875% due 03/01/34 valued at $905,415.
(c) The aggregate cost for federal income tax purposes is $163,995,764.
    The aggregate gross unrealized appreciation is $34,989,620, and the aggregate gross unrealized depreciation is $4,515,951, resulting in net unrealized appreciation of $30,473,669.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.                I have reviewed this report on Form N-Q of Morgan Stanley
                  Special Growth Fund;

2.                Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
                  circumstances under which such statements were made, not
                  misleading with respect to the period covered by this report;

3.                Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal
                  quarter for which the report is filed;

4.                The registrant's other certifying officer(s) and I are
                  responsible for establishing and maintaining disclosure
                  controls and procedures (as defined in Rule 30a-3(c) under the
                  Investment Company Act of 1940) for the registrant and have:

     (a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)          Omitted;

     (c)          Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

     (d)          Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.                The registrant's other certifying officer(s) and I have
                  disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)          All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)          Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: January 20, 2005

                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.                I have reviewed this report on Form N-Q of Morgan Stanley
                  Special Growth Fund;

2.                Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
                  circumstances under which such statements were made, not
                  misleading with respect to the period covered by this report;

3.                Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal
                  quarter for which the report is filed;

4.                The registrant's other certifying officer(s) and I are
                  responsible for establishing and maintaining disclosure
                  controls and procedures (as defined in Rule 30a-3(c) under the
                  Investment Company Act of 1940) for the registrant and have:

     (a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)          Omitted;

     (c)          Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

     (d)          Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.                The registrant's other certifying officer(s) and I have
                  disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)          All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)          Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: January 20, 2005

                                           /s/ Francis Smith
                                           Francis Smith
                                           Principal Financial Officer